Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue				$ 163,996
Cost of sales				111,581
Gross profit				52,415
Operating expenses
Depreciation and amortization expense	3,038	13,141	51,507	51,484
Research and development		737	1,625	16,184
Professional fees	71,375	90,547	418,092	108,093
General and administrative expenses	198,190	622,403	1,061,493	1,129,711
Loss on investment in joint venture			250,000
Impairment of goodwill			1,440,961
Total operating expenses	272,603	726,828	3,223,678	1,305,472
Loss from operations	(272,603)	(726,828)	(3,223,678)	(1,253,057)
Other income (expense)
Other income (expense)	4	(11,733)	7,196	52,323
Interest expense	(17,669)	(112,685)	(163,047)	(16,427)
Amortization of debt discount	(80,563)	(205,007)	(515,814)	(438,032)
Change in fair value of embedded derivative liability	243,615		(442,957)	(141,756)
Derivatives interest expense				(66,980)
Amortization of debt issuance costs				(20,000)
Amortization of original issuance discount				(22,500)
Loss on debt settlement				(131,944)
Loss on sale of equipment			(73,750)	(36,627)
Total other income (expense)	145,387	(329,425)	(1,188,372)	(821,943)
Net loss	$ (127,216)	$ (1,056,253)	$ (4,412,050)	$ (2,075,000)
Net loss from continuing operations per common share:
Net loss from continuing operations per share, basic and diluted (in dollars per share)	$ (0.01)	$ (0.06)	$ (0.22)	$ (0.16)
Weighted average number of common shares outstanding:
Basic and diluted (in shares)	24,649,867	16,816,214	20,234,995	12,742,137